Note 12 - Digital Assets Held - Reconciliation of Digital Assets Held (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
As of January 1,		$ 3,047,412
Impairment losses of digital assets		497,442	$ 24,601	$ 0
As of December 31,		3,956,504	3,047,412
Net proceeds from issuance of Ordinary shares		59,194	0	0
Digital assets [member] | Digital asset inventories [member]
Statement Line Items [Line Items]
As of January 1,		573,876	1,289,346
Reclassification of digital assets from inventories to intangible assets		0	(928,690)
Reclassification of digital assets to financial assets		(2,154)	(3,709)
Additions		244,587,454	250,218,679
Disposals		(244,811,387)	(250,201,282)
Loan and other receivables made, net(i)	[1]	876	(1,724)
Net settlement of Investments in financial assets		0	0
Revaluation		(142,487)	201,256
Impairment losses of digital assets		0	0
As of December 31,		206,178	573,876	1,289,346
Loan and other receivables made, net(i)	[1]	(876)	1,724
Digital assets [member] | Intangible assets other than goodwill [member]
Statement Line Items [Line Items]
As of January 1,		1,878,268	0
Reclassification of digital assets from inventories to intangible assets		0	928,690
Reclassification of digital assets to financial assets		0	(3)
Additions		103,538,787	5,606,967
Disposals		(103,216,831)	(5,554,454)
Loan and other receivables made, net(i)	[1]	(193,907)	(76,483)
Net settlement of Investments in financial assets		(381,447)	(22,187)
Revaluation		409,644	1,020,339
Impairment losses of digital assets		(497,443)	(24,601)
As of December 31,		1,537,071	1,878,268	0
Loan and other receivables made, net(i)	[1]	193,907	76,483
Digital assets [member] | Investment in financial assets [member]
Statement Line Items [Line Items]
As of January 1,		132,649	253,663
Reclassification of digital assets to financial assets		2,154	3,712
Additions		2,908,689
Disposals			(60,877)
Loan and other receivables made, net(i)	[2]	3,138,839	26,810
Net settlement of Investments in financial assets		(12,764)	(29,603)
Revaluation		(10,060)	1,162
As of December 31,		1,037,915	132,649	$ 253,663
Net proceeds from issuance of Ordinary shares		1,150,000	0
Loan and other receivables made, net(i)	[2]	(3,138,839)	(26,810)
Net settlement of Investments in financial assets		$ 6,086	$ (8,598)

[1]	The net repayment or proceeds from Loan and other receivables made/(returned), net, accounts for the net amount of collateral pledged or returned, excluding the repayment of interest income recognized during the period. The receipt of interest is recorded under Additions.
[2]	The net repayment or proceeds from Loan and other receivables accounts for the net amount of collateral pledged or returned, excluding the repayment of interest income recognized during the period. The receipt of interest is recorded under Additions/(disposals), net.